Advances from Shareholders (OWP Ventures, Inc.)	6 Months Ended	9 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Advances from Shareholders

Note 10 – Advances from Shareholders

Advances from shareholders consist of the following at June 30, 2019 and December 31, 2018, respectively:

	June 30, 2019	December 31, 2018

On various dates between May 3, 2018 and November 23, 2018, our CEO advanced short-term unsecured demand loans, bearing interest at 6% per annum, of an aggregate $514,141 to the Company, as follows: $10,000 – May 3, 2018 $100,000 – May 3, 2018 $82,000 – May 14, 2018 $15,000 – May 29, 2018 $57,141 – October 25, 2018 $100,000 – October 30, 2018 $50,000 – November 9, 2018 $50,000 – November 21, 2018 $50,000 – November 23, 2018 A total of $207,000 was repaid over various dates from March of 2019 through May of 2019, and $307,141 was exchanged for the note described below.	$-	$514,141

On February 13, 2019, a total of $307,141 of the advances from our CEO received from October 25, 2018 to November 23, 2018, as shown above, were exchanged for an amended and restated promissory note in the principal amount of $307,141 (the “Amended Note”). The Amended Note bears interest at 6% and is payable upon the earlier of (i) a public or private offering of our equity securities, resulting in gross proceeds of at least $5,000,000, or (ii) February 13, 2022.	307,141	-

Total advances from shareholders	$307,141	$514,141

The Company recorded interest expense in the amount of $12,457 for the six months ended June 30, 2019.

OWP Ventures, Inc. [Member]
Advances from Shareholders

Note 12 – Advances from Shareholders

Advances from shareholders consist of the following at December 31, 2018:

December 31,
2018

On various dates between May 3, 2018 and November 23, 2018, our CEO advanced short-term unsecured demand loans, bearing interest at 6% per annum, of an aggregate $514,141 to the Company, as follows: $10,000 – May 3, 2018 $100,000 – May 3, 2018 $82,000 – May 14, 2018 $15,000 – May 29, 2018 $57,141 – October 25, 2018 $100,000 – October 30, 2018 $50,000 – November 9, 2018 $50,000 – November 21, 2018 $50,000 – November 23, 2018	$514,141

Total advances from shareholders	$514,141

The Company recorded interest expense in the amount of $10,738 for the year ended December 31, 2018.